UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

OMB APPROVAL
OMB Number: 3235-0582 Expires: April 30, 2009 Estimated average burden hours per response 14.4

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08110
SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)
527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK 10022
(Address of principal executive offices) (Zip Code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, NY 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 319-6670

Date of fiscal year end:	December 31, 2008

Date of reporting period:	July 2007 – June 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Name of Security	Ticker	Cusip	Proposed by	Meeting Date	Date Voted or Date Posted	Description of Issue	Item #	Vote

Neomagic Corporation	nmgc	640497202	issuer	7/12/2007	7/11/2007	Elect Directors	1	For
						Ratify Stonefield Josephson, Inc as accounting firm	2	For
						Increase the number of shares available for issuance under the company's 2006 Employee stock purchase plan by 100,000	3	For
						Increase the number of shares available for issuance under the company's 2003 stock plan by 500,000	4	For

Quovadx, Inc.	qvdx	74913K106	issuer	7/18/2007	6/28/2007	Approve and adopt the agreement and plan of merger dtd as of April 1, 2007 by and among Quovadx, Inc. Quartzite Holdings, Inc. a wholly owned amended on April 2, 2007 amended and restated on May 4, 2007 all as more fully described in the proxy statement	1	For
						Approve and adopt in order to effect requests by battery ventures, the sale of certain assets of Quovadx used in the operation of our integration solutions division by Quovadx to ISD Acquisition Corp., a wholly owned subsidiary of Battery Ventures VII L.P. to Occur, at the discretion of Battery Ventures, all as more fully described in the proxy statement.	2	For
						Approve the adjournment or postponement of the special meeting of stockholders if necessary or appropriate to solicit additional proxies if there are insufficient votes at the time of the meeting to approve and adopt proposal 1	3	For

Memory Pharmaceuticals Corp.	memy	58606R403	issuer	7/19/2007	6/21/2007	Elect Directors	1	No Vote
						Approve an amendment to the company's amended and restated COI to increase the number of shares of common stock reserved for issuance thereunder by 75MM shares	2	No Vote
						Ratify KPMG LLP as accounting Firm	3	No Vote

Multiband Corporation	mbnd	62544X100	issuer	8/6/2007	8/2/2007	Elect Directors	1	For
						Ratify Virchow Krause & Co., LLP as independent auditors	2	For

Approve an amendment to Multiband's 2000 Non-employee Director Stock Compensation Plan ("the plan") to effectuate the following; a) Increase the total number of common stock shares reserved for awards to Non-employee Directors under the Plan from 800M to 1.25MM; b) Extend the time for Non-employee Director to exercise stock options subsequent to termination from 90 days to 24 months for awards issued subsequent to December 31, 2007; c) Extend the termination date of the Plan from December 31, 2009  to December 31, 2015; d) Allow from Restricted Stock Grants to Non-employee Directors in addition to stock options; e) change the number of options that can be awarded under the plan to each Non-employee Director from a fixed number to a discretionary number dertermined at any given time by the Company's Board of Directors or designated compensation committee, subject to the terms, conditions and limitations set forth in the Plan.
							3	Against
						Approve an amendment to Multiband's 1999 employee stock compensation plan to effectuate the following; a0 Extend the time for an employee to exercise stock options subsequent to termination of employment from 90 days to 24 months for awards issued subsequent to December 31, 2007; and b) to extend the termination date of the Plan from December 31, 2008 to December 31, 2015	4	For

Vuance Ltd.	vuncf	M9763P108	issuer	8/15/2007	8/9/2007	Elect Directors	1	For
						Grant of options to Mr. Jaime Shulman	2	For
						Approve 2007 U.S. stock option plan	3	For
						Approve acquisition of security holding corp.	4	For
						Increase of authorized share capital	5	For
						adoption of new articles	6	For
						appointment of independent accountant -auditor for 2007	7	For
						presentation and discussion of Vuance 2006 financial statements	8	For

Capstone Turbine Corporation	cpst	14067D102	issuer	8/24/2007	n/a	Elect Directors	1	No Vote

E Ink Corporation	eink	Private	stockholders	9/10/2007	9/7/2007	Fix size of the BOD at six (6) directors	1	For
						Elect Directors	2	For
						Ratify Ernst & Young LLP as independent auditors	3	For

Catalytica Energy Systems, Inc.	cesi	148884109	issuer	9/27/2007	9/20/2007	Adopt the contribution and merger agreement, as amended by and among Catalytica Energy Systems, Inc. Renegy Holdings, Inc or Renegy Snowflake Acquisition Corp., Renegy Trucking, LLC, Snowflake White Mountain Power, LLC., Robert M. Worsley, Christi M. Worsley and the Robert M. Worsley and Christi M. Worsley Revocable Trust.	1	Against

Rush Enterprises, Inc.	rusha	781846209	issuer	9/20/2007	9/20/2007	Amend the company's AOI to increase the total number of shares of Class A common stock that the company is authorized to issue from 40MM to 60MM and to increase the total number of shares of Class B common stock that the company is authorized to issue from 10MM to 20MM	1	No Vote

Quantum Fuel Systems Technologies Worldwide Inc.	qtww	74765E109	issuer	9/28/2007	9/20/2007	Elect Directors	1	Withhold
						Approve the amendment to the COI Increasing the number dof authorized shares of common stock from 100MM to 250MM	2	For
						Ratify the appointment of Ernst & Young LLP as independent auditors	3	For

Frequency Electronics Inc.	fei	358010106	issuer	9/26/2007	9/24/2007	Elect Directors	1	For
						Ratify Holtz Rubenstein Reminick LLP as independent auditors	2	For

WPCS International Inc.	wpcs	92931L203	BOD	10/2/2007	n/a	Elect Directors	1	No Vote
						Propose to approve appointment of J.H. Cohn LLP as independent accounting firm.	2	No Vote

Adept Technology Inc.	adep	006854202	issuer	11/9/2007	11/8/2007	Elect Directors	1	For
						Approve amendment of the 2005 equity incentive plan to increase the authorized shares by 200,000 and permit grants to be made thereunder to consultants to Adept.	2	For
						Ratify Armanino Mckenna LLP as independent auditors	3	For

Corgi International	crgi	21872Q202	issuer	12/6/2007	11/19/2007	Adopt the audited financial statements and the reports of the directors and the independent registered public accounting firm of the company for the fiscal year ended 3/31/07	1	No Vote
						Elect seven directors to serve for the ensuing year and until their successors are elected	2	No Vote
						Appoint Baker Tilly Hong Kong as Hong Kong statutory independent auditors	3	No Vote
						Authorize the BOD to issue all or part of the authorized but unissued shares of the company in such manner and to such persons as they shall in their absolute discretion deem fit such authorization to lapse at the company's next annual general meeting	4	No Vote
						Amend to company's amended and retated 1997 eguity incentive plan to increase the aggregate numbr of ordinary shares and ADSS authorized for issuance under such plan from 1,574,996 to 2,074,996 and that the Board and the Officrs of the company be authorized all as more fully described in the proxy statement	5	No Vote
						Transact such other business as may properly come before the meeting or any adjournment or postdponement thereof	6	No Vote

Precision Optics Corporation Inc.	poci	740294202	issuer	11/27/2007	11/21/2007	Elect Directors	1	For
						Approve an amendment to the company AOO to be filed at the discrestion of the BOD to increase the number of authorized shares of the company as more fully described in the proxy statement	2	For

Acorn Factor Inc.	acfn	004848107	issuer	12/5/2007	n/a	Elect Directors	1	No Vote

						Approve amendments to our amended and restated COI to eliminate the classification of the company's BOD and thereby ensure that each Director will stand for election annually and to remove all references to Series A Junior participating preferred stock.	3	For
						Approve the company's 2007 Equity incentive plan	4	Against
						Approve amendments to the company's 2001 employee stock purchase plan (the ESPP) to (A) increase the number of shares issuable under the ESPP by 500M shares to an aggregate of 1.750MM shares and (B) extend the term of the ESPP	5	For
						Approve the material terms of performance vesting stock option grants to certain executive officers and related amendments to the company's 1999 stock plan	6	Against

Ion Networks, Inc.	ionn	46205P100	issuer	12/31/2007	12/19/2007	Elect Directors	1	For
						Approve the asset purchase agreement with Cryptek, Inc. constituting the sale of substantially all of the assets of the company	2	For
						Amend article four of the company's COI to increase the number of authorized shares of common stock from 50MM to 750MM	3	For
						Amend article first of the company's COI to change the name of the company from Ion Networks, Inc. to Clacendix, Inc.	4	For

Radware Ltd	rdwr	M81873107	issuer	12/31/2007	n/a	Approve compensation to the CEO of the company	1	No Vote
						Approve grant of stock options to the CEO of the company	2	No Vote

Unify Corporation	ufyc	904743200	issuer	2/22/2008	2/15/2008	Elect directors	1	For
						Approve an amendment to the 2001 stock option plan to increase the number of shares of common stock reserved for issuance from 595M to 1.2MM	2	For
						Ratify Grant Thornton LLp as independent auditors	3	For

HI/FN Inc.	hifn	428358105	issuer	2/22/2008	n/a	Elect Directors	1	No Vote
						Ratify PriceWaterHouse Coops LLP as accounting firm	2	No Vote
						Approve an amendment to the amended and restated 1998 employee stock purchase plan to extend the term by five years from December 16,2008 to December 16, 2013	3	No Vote

Regeneration Technologies, Inc.	rtix	75886N100	issuer	2/27/2008	1/16/2008	Amendment of COI to increase the number of authorized shares of common stock and change name	1	For
						Issuance of common stock to former stockholders of Tutogen Medical Inc.	2	For
						Possible adjournment or postponement of the special meeting	3	For

American Dental Partners, Inc.	adpi	025353103	issuers	4/25/2008	n/a	Elect Directors	1	No Vote
						Approve amendment to the companys 2005 equity incentive plan to increase by 250,000 shares the number of shares available under the plan	2	No Vote
						Approve amendment to the companys 2005 directors stock option plan to increase by 25,000 shares the number of shares available under the plan	3	No Vote
						Ratify Pricewaterhouse Coopers LLP as independent auditors	4	No Vote

Pharmacopeia Drug Discovery Inc.	pcop	7171EP101	issuer	4/30/2008	4/9/2008	Elect directors	1	No vote
						Ratify Ernst & Younkg LLP	2	No vote
						Approve amendment of the company's amended and restated COI to increase the number of authorized shares of common stock	3	No vote
						Approve amendment to the amended and restated 2004 stock incentive plan	4	No vote

World Heart Corp.	whrt	980905301	issuer	4/28/2008	4/9/2008	Elect directors	1	For
						Appoint Burr, Pilger & Mayer LLP as auditors	2	For
						Approve the conversion of a secured promissory note (the "Note") in the principal amount of up to 5MM perviously issued to ABIOMED, Inc. ("Abiomed") convertible to Abiomed's option into the company's common shares at 1.748948 per share subject to adjustments, including any conversion of interest owed and to approve the exercise of a 5 year warrant to purchase up to 3.4MM of the company's common shares exercisable at .01 per share, issued to Abiomed in connection with the Note.	3	For

Specialty Underwriters Alliance Inc.	suai	84751T309	issuer	5/6/2008	n/a	Elect Directors	1	No Vote
						Ratify PriceWaterhouse Coopers as independt auditors	2	No Vote

Peco II, Inc.	piii	705221109	issuer	5/6/2008	n/a	Elect Directors	1	No Vote
						Approve a shareholder resolution to authorize the BOD in its sole and absolute discretion without further action of the shareholders to amend the companys amended and restated AofI to implement a reverse stock split of the companys common shadres without par value at a ratio of 1 for 10 at anytime pkrior to 12/31/08	2	No Vote

Dover Saddlery, Inc.	dovr	260412101	issuer	5/7/2008	5/6/2008	Elect Directors	1	For
						Transact any other business that may properly come before the meeting or any adjournment thereof	2	For

Sonic Innovations, Inc.	snci	83545M109	issuer	5/8/2008	n/a	Elect Directors	1	No Vote
						In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting	2	No Vote

Integramed America, Inc.	inmd	45810N302	issuer	5/13/2008	4/22/2008	Elect Directors	1	No Vote

Intermap Technologies Corp	imp.cn	458977204	issuer	5/13/2008	n/a	Elect Directors	1	No Vote
						Appoint KPMG LLP as accountants	2	No Vote
						Approve adopt and ratify the corporation's stock option plan as amended the details of which are more particularly described in the accompanying information circular	3	No Vote
						Approve adopt and ratify the corporation's share compenstion plan as amended the details of which are more particularly described in the accompanying information circular	4	No Vote

Microfinancial Incorporated	mfi	595072109	issuer	5/14/2008	n/a	Elect Directors	1	No Vote
						Approval of the Microfinancial Inc. 2008 Equity Incentive Plan	2	No Vote
						Ratify Vitale Caturano & Co. as accounting firm	3	No Vote

WFI Industries Ltd	WFI	92923V102	issuer	5/15/2008	n/a	Elect Directors	1	No Vote
						Appoint Grant Thornton LLP as accountants & auditors	2	No Vote
						To consider and if thought fit pass a special resolution to change the name of the company to Waterfurnace Renewable Energy Inc.	3	No Vote

Trident Microsystems Inc.	trid	895919108	issuer	5/16/2008	5/15/2008	Approve an amendment to increase the maximum number of shares of common stock that may be issued under our 2006 equity incentive plan by 4MM shares	1	For

Ceva, Inc.	ceva	157210105	issuer	5/16/2008	5/15/2008	Elect Directors	1	For
						Ratify Kost Forer Gabbay & Kassierer (Ernst & Young Global) as independent auditors	2	For

Kopin Corp	kopn	500600101	issuer	5/20/2008	n/a	Elect Directors	1	No Vote
						Ratify Deloitte & Touche LLP as accounting firm	2	No Vote

Rush Enterprises, Inc.	rush	781846209	issuer	5/20/2008	n/a	Elect Directors	1	No Vote
						Approve the adoption of the amdended and restaed 2006 non-employee director stock plan	2	No Vote
						Ratify Ernst & Young LLP as independent public accounting	3	No Vote

Curagen Corp	crgn	23126R101	issuer	5/21/2008	4/22/2008	Elect Directors	1	No Vote
						Approval of an amendment to the 2007 stock incentive plan to increase the maximaum aggregate number of shares of the company's common stock available for issuance thereunder from 3MM shares to 6MM shares	2	No Vote

The Knot, Inc.	knot	799184109	issuer	5/21/2008	n/a	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as independent accounting firm	2	No Vote

Image Sensing Systems Inc.	isns	45244C104	issuer	5/21/2008	5/14/2008	Elect Directors	1	For
						Amend the 2005 stock Incentive plan to increase the number of shares of common stock subject to it from 281,200 shares to 420M	2	For
						Ratify Grant Thornton LLP as accounting firm	3	For

Marlin Business Services Corp.	mrln	571157106	issuer	5/22/2008	n/a	Elect Directors	1	No Vote
						Approve amendment to increase by 1.2MM the number of shares authorized for issuance under the corporations 2003 equity compensation plan and approval of the corporations 2003 equity compensation plan as amended	2	No Vote

Omega Protein Corp	ome	68210P107	issuer	5/27/2008	n/a	Elect Directors	1	No Vote
						Ratify Pricewaterhouse Coopers LLP as accounting firm	2	No Vote

CombinatoRx, Inc.	crxx	20010A103	issuer	5/29/2008	4/30/2008	Elect Directors	1	For
						Ratify Ernst & Young LLP as independent accounting Firm	2	For

Constant Contact Inc.	ctct	210313102	issuer	5/29/2008	n/a	Elect Directors	1	No Vote
						Ratify PriceWaterhouse Coopers LLP as accounting firm	2	No Vote

Ipass Inc.	ipas	46261V108	issuer	5/29/2008	n/a	Elect Directors	1	No Vote
						Approve the amendment of the Ipass bylaws to cause stockholder electionof directors in uncontested elections to be by a majority vote of our stockholders	2	No Vote
						Ratify KPMG LLP as Ipass Inc. accounting firm

NMS Communications Corp	nmss	629248105	issuer	5/29/2008	n/a	Elect Directors	1	No Vote
						Ratify PriceWaterHouse Coopers LLP as accounting firm	2	No Vote

Questcor Pharmaceuticals, Inc.	qsc	74835Y101	issuer	5/29/2008	5/13/2008	Elect Directors	1	For
						Approve amendment of the 2003 Employee Stock Purchase plan to increase the number of shares available for issuance thereunder by 500M shares to reduce the maximum time for an offering period from 27 months to 6 months and to eliminate the ability of employees to increase their payroll contributions during an offering period.	2	For
						Ratify Odenberg, Ullakko, Muranishi & Co LLP as independent accounting firm	3	For

Amcomp Inc.	amcp	02342J101	issuer	5/29/2008	5/13/2008	Adopt the agreement and plan of merger dated as of 1/10/08 as amended on 4/28/08 (the merger agreement) by and among Amcomp Inc. (the company) Employers Holdings, Inc. and Sapphire Acquisition Corp. All as more fully describfed in the proxy statement	1	For
						Approve the adjournment of the special meeting if necessary or appropriate to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the merger agreement	2	For

Full House Resorts, Inc.	fll	359678109	issuer	5/29/2008	n/a	Elect Directors	1	No Vote
						Ratify Piercy Bowler Taylor & Kern as independent auditors	2	No Vote
						Amend the 2006 incentive compensation jplan to increase the shares of common stock reserved under the plan by 100m shares	3	No Vote

Heelys, Inc.	hlys	42279M107	issuer	5/30/2008	n/a	Elect Directors	1	No Vote
						Ratify Deloitte & Touche LLP as public accounting firm	2	No Vote
						Approve amendment to increase the maximum number of shares of common stock authorized for issuance under the companys 2006 stock incentive plan by 700,000 shares	3	No Vote

Internet Brands Inc.	inet	460608102	issuer	5/30/2008	n/a	Elect Directors	1	No Vote

Sangamo Biosciences, Inc.	sgmo	800677106	issuer	6/4/2008	5/9/2008	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as independent auditors	2	No Vote

Barrier Therapeutics, Inc.	btrx	06850R108	issuer	6/4/2008	5/9/2008	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as independent public accounting firm	2	No Vote

Ultra Clean Holdings, Inc.	uctt	90385V107	issuer	6/5/2008	n/a	Elect Directors	1	No Vote
						Ratify Deloitte & Touche LLP accounting firm	2	No Vote

Medivation, Inc.	mdvn	58501N101	issuer	6/5/2008	5/13/2008	Elect Directors	1	No Vote
						Ratify Pricewaterhouse Coopers LLP as accounting firm.	2	No Vote

PowerSecure International Inc.	powr	43936N105	issuer	6/9/2008	5/7/2008	Elect Directors	1	No Vote
						Approve the PowerSecure Int'l Inc. 2008 Stock Incentive Plan	2	No Vote
						Ratify Hein & Assocs LLP as independent public accounting firm	3	No Vote

Alpha Pro Tech, Ltd.	apt	020772109	issuer	6/9/2008	n/a	Elect Directors	1	No Vote
						Ratify Pricewaterhouse Coopers LLP as independent accountants	2	No Vote

Natus Medical Inc.	baby	639050103	issuer	6/10/2008	5/16/2008	Elect Directors	1	No Vote
						Ratify Deloitte & Touche LLP as independent public accounting firm	2	No Vote

PC Tel Inc.	pcti	69325Q105	issuer	6/10/2008	n/a	Elect Directors	1	No Vote
						Ratify Grant Thornton LLP as accounting firm	2	No Vote

Environmental Power Corp	epg	29406L201	issuer	6/11/2008	n/a	Elect Directors	1	No Vote
						Ratify Caturano & Co. as accounting firm	2	No Vote

ICX Technologies, Inc	icxt	44934T105	issuer	6/12/2008	n/a	Elect Directors	1	No Vote
						Ratify Grant Thornton LLP as accounting firm	2	No Vote

U.S. Home Systems, Inc	ushs	90335C100	issuer	6/12/2008	n/a	Elect Directors	1	No Vote
						In the discretion of the proxy holders on any other matter that may properly come before the meeting or any adjournment thereof	2	No Vote

Youbet.com, Inc.	ubet	987413101	issuer	6/12/2008	n/a	Elect Directors	1	No Vote
						Approve an amendment to the Youbet.com, Inc equity incentive plan to increase the number of shares authorized for issuance under the plan.	2	No Vote

PFSWeb, Inc.	pfsw	717098107	issuer	6/13/2006	6/10/2008	Elect Directors	1	For
						Ratify independent auditors	2	For

Modtech Holdings Inc.	modt	60783C100	issuer	6/17/2008	n/a	Elect Directors	1	No Vote

Cryptologic Ltd.	cryp	G3159C109	issuer	6/17/2008	n/a	Adopt the 2008 incentive stock option plan as set out in the management information circular	1	No Vote
						Adopt the amendment to the 2008 incentive stock option plan to authorize the granting of 100M options to non-employee directors as set out in the management information circular	2	No Vote
						Elect the persons proposed as directors in the management information circular until the next annual meeting of shareholders or until their successors shall be elected or appointed	3	No Vote
						Authorize the re-appointment of KPMG LLP as auditors and authorize the directors to fix the auditor's remuneration.	4	No Vote
						In his discretion such other issues as may properly come before the meeting	5	No Vote

Bakers Footwear Group, Inc.	bkrs	057465106	issuer	6/17/2008	n/a	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as accounting firm	2	No Vote

Emrise Corporation	eri	29246J101	issuer	6/24/2008	6/17/2008	Elect Directors	1	For
						Ratify independent public accountants	2	For

Scopus Video Networks, Ltd.	scop	M8260H106	issuer	6/16/2008	6/13/2008	Approve the Board's proposal to amend the company's Art. Of Assn. in a manner that will declassify the company's BOD effective as of the next annual meeting	1	Against
						Approve Optibase'sproposal to amend the company's Art. Of Assn. in a manner that will declassify the company's BOD	2	Against
						Approve Optibase's proposal to elect five nominees proposed by Optibase to the company's BOD	3	Against

Centillium Communications, Inc.	ctlm	152319109	issuer	6/19/2008	n/a	Elect Directors	1	No Vote
						Grant our BoD the authority to amend our CoI to effect a revers stock split of our common stock at a specific ratio to be determined by our BoD within a range of one for two and one for ten inclusive	2	No Vote
						ratify Ernst & Young LLP as accounting firm	3	No Vote

Comarco Inc.	cmro	200080109	issuer	6/24/2008	6/20/2008	Elect Directors	1	For
						Approve the adoption of the amendment to the company's 2005 equity incentive plan	2	For
						Ratify BDO Seidman LLP as public accounting firm	3	For

Interlink Electronics, Inc.	link	458751104	issuer	6/24/2008	n/a	Elect Directors	1	No Vote

Clicksoftware Technologies, Ltd	cksw	M25082104	issuer	6/26/2008	n/a	Elect Directors	1	No Vote
						Approve the Brightman Almagor & Co as auditors	2	No Vote
						Approve the grant of options to Dr. Moshe Benbassat for the purchase 70M oridianry shares of the company	3	No Vote

Zhongpin Inc.	hogs	98952K107	issuer	6/26/2008	n/a	Elect Directors	1	No Vote
						Approve and amendment to our amended and restated 2006 Equity Incentive plan to increase the number of shares of our common stock issuable thereunder by 700M shares	2	No Vote
						Ratify BDO Shenzhen Dahua Tiancheng CPA's as accountants	3	No Vote

Monterey Gourmet Foods, Inc.	psta	612570101	issuer	6/27/2008	n/a	Elect Directors	1	No Vote
						Approve the selection of BDO Seidman LLP accounting firm	2	No Vote
						Consider and vote upon a proposal to amend the company's 2002 stock option plan to increase the share reserve by 1MM shares from 3.240MM shares to 4.240MM shares	3	No Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPECIAL SITUATIONS FUND III, L.P.

By (signature and Title)*	/s/Austin W. Marxe
       AUSTIN W. MARXE, MANAGING GENERAL PARTNER

Date:	August 28, 2008